Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	Columbia ETF Trust
Central Index Key	0001415845
Amendment Flag	false
Document Creation Date	Jan 23, 2013
Document Effective Date	Jan 23, 2013
Prospectus Date	Mar 1, 2012

Columbia Growth Equity Strategy Fund (the Fund)

Supplement dated January 23, 2013

to the Prospectus and Statement of Additional Information dated March 1, 2012

Effective on or about March 24, 2013, the name of the Fund is changed to Columbia Large Cap Growth ETF. Accordingly, all references in the Fund's prospectus and Statement of Additional information to "Columbia Growth Equity Strategy Fund" are hereby replaced with "Columbia Large Cap Growth ETF."

In addition, the information under the caption "Principal Investment Strategies" in the "Fund Summary" section is hereby deleted and replaced with the following information effective as of such date:

Under normal circumstances, Columbia Large Cap Growth ETF (the Fund) invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $423 million and $550 billion as of November 30, 2012). The market capitalization range of the companies in the Index is subject to change.

The Fund invests primarily in common stocks of companies that the Fund's investment manager believes have the potential for long-term, above-average earnings growth.

The Fund may invest in U.S. securities tied economically to foreign investments, such as American Depositary Receipts.

Columbia Management Investment Advisers, LLC (the Investment Manager) combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.

The Investment Manager considers, among other factors:

▪	overall economic and market conditions; and

▪	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

The Fund's policy of investing at least 80% of its net assets discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	cetf1_SupplementTextBlock

Columbia Growth Equity Strategy Fund (the Fund)

Supplement dated January 23, 2013

to the Prospectus and Statement of Additional Information dated March 1, 2012

Effective on or about March 24, 2013, the name of the Fund is changed to Columbia Large Cap Growth ETF. Accordingly, all references in the Fund's prospectus and Statement of Additional information to "Columbia Growth Equity Strategy Fund" are hereby replaced with "Columbia Large Cap Growth ETF."

In addition, the information under the caption "Principal Investment Strategies" in the "Fund Summary" section is hereby deleted and replaced with the following information effective as of such date:

Under normal circumstances, Columbia Large Cap Growth ETF (the Fund) invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $423 million and $550 billion as of November 30, 2012). The market capitalization range of the companies in the Index is subject to change.

The Fund invests primarily in common stocks of companies that the Fund's investment manager believes have the potential for long-term, above-average earnings growth.

The Fund may invest in U.S. securities tied economically to foreign investments, such as American Depositary Receipts.

Columbia Management Investment Advisers, LLC (the Investment Manager) combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.

The Investment Manager considers, among other factors:

▪	overall economic and market conditions; and

▪	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

The Fund's policy of investing at least 80% of its net assets discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Columbia Growth Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetf1_SupplementTextBlock

Columbia Growth Equity Strategy Fund (the Fund)

Supplement dated January 23, 2013

to the Prospectus and Statement of Additional Information dated March 1, 2012

Effective on or about March 24, 2013, the name of the Fund is changed to Columbia Large Cap Growth ETF. Accordingly, all references in the Fund's prospectus and Statement of Additional information to "Columbia Growth Equity Strategy Fund" are hereby replaced with "Columbia Large Cap Growth ETF."

In addition, the information under the caption "Principal Investment Strategies" in the "Fund Summary" section is hereby deleted and replaced with the following information effective as of such date:

Under normal circumstances, Columbia Large Cap Growth ETF (the Fund) invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $423 million and $550 billion as of November 30, 2012). The market capitalization range of the companies in the Index is subject to change.

The Fund invests primarily in common stocks of companies that the Fund's investment manager believes have the potential for long-term, above-average earnings growth.

The Fund may invest in U.S. securities tied economically to foreign investments, such as American Depositary Receipts.

Columbia Management Investment Advisers, LLC (the Investment Manager) combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.

The Investment Manager considers, among other factors:

▪	overall economic and market conditions; and

▪	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

The Fund's policy of investing at least 80% of its net assets discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 23, 2013